Asset-Based Finance Fund	January 31, 2026

Consolidated Schedule of Investments (Unaudited)
(in thousands, except share data)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Leveraged Loans - 30.59%

Aerospace & Defense - 0.04%
Ultra Electronics Holdings Ltd	TL 1L B 11/21	SOFR + 3.75%	8/3/2029	USD	97	$97
Ultra Electronics Holdings Ltd	TL 1L B 11/21	EURIBOR + 3.75%	8/6/2029	EUR	104	124

Air Freight & Logistics - 0.08%
CSafe Global	Revolver 1L 03/24	SOFR + 5.75%	3/8/2029	USD	36	12	(a) (b) (f)
CSafe Global	TL 1L 03/24	SONIA + 5.75%	12/14/2028	GBP	48	66	(a) (b)
CSafe Global	TL 1L 03/24 Incremental	SOFR + 5.75%	12/14/2028	USD	343	343	(a) (b)
CSafe Global	TL 1L DD 03/24	SOFR + 5.75%	12/14/2028	USD	15	15	(a) (b)

Alternative Carriers - 1.52%
Lumen Technologies Inc	TL 1L B2 03/24	SOFR + 2.35%	4/15/2030	USD	4,920	4,915
Zayo Group LLC	TL 1L 09/25	SOFR + 3.00%	3/11/2030	USD	3,364	3,244	(c)

Application Software - 1.28%
Granicus Inc	Revolver 1L 01/24	SOFR + 5.25%	1/17/2031	USD	23	3	(a) (b) (f)
Granicus Inc	TL 1L 01/24	2.00% PIK, SOFR + 3.50%	1/17/2031	USD	167	167	(a) (b) (c)
Granicus Inc	TL 1L DD 01/24	2.00% PIK, SOFR + 3.00%	1/17/2031	USD	25	25	(a) (b) (c)
Qlik Technologies Inc	TL 1L 11/24	SOFR + 3.25%	10/26/2030	USD	3,978	3,709
Qualtrics International Inc	TL 1L B2 02/25	SOFR + 2.25%	6/28/2030	USD	3,032	2,941

Broadcasting - 1.65%
NEP Broadcasting LLC	TL 1L B 09/25	SOFR + 4.50%	10/17/2031	USD	9,361	8,604
SCRIPPS SPV LLC	Revolver 1L 04/25	SOFR + 6.25%	3/31/2028	USD	381	230	(b) (f)

Building Products - 0.77%
Oldcastle Buildingenvelope Inc	TL 1L B 04/22	SOFR + 4.25%	4/29/2029	USD	5,347	4,109

Commercial Printing - 0.01%
Multi-Color Corp	TL 1L B 10/21	EURIBOR + 5.00%	10/30/2028	EUR	134	74	(a)

Commodity Chemicals - 0.26%
SI Group Inc	TL 1L 12/25	5.00% PIK, SOFR + 1.00%	12/31/2030	USD	1,424	1,417	(a) (b) (c)

Construction & Engineering - 1.34%
Fortna AR LLC	Revolver 1L 01/25	SOFR + 4.75%	6/1/2029	USD	513	342	(a) (b) (f)
Wood Group Receivables LLC	Revolver 1L 09/25	SOFR + 5.50%	10/31/2028	USD	14,363	6,863	(a) (b) (f)

Construction Machinery & Heavy Transportation Equipment - 1.21%
Accuride Corp	TL 1L 03/25	3.00% PIK, SOFR + 1.50%	3/7/2030	USD	3,307	6,321	(a) (b) (c)
Shaw Development LLC	TL 1L 10/23	SOFR + 6.00%	10/30/2029	USD	146	145	(a) (b)

Consumer Finance - 0.66%
Discover Financial Services	TL 1L DD 09/24	15.00%	9/6/2034	USD	729	729	(a) (b)
Navient Corp	TL 06/25 Class B	SOFR + 2.20%	6/15/2072	USD	1,442	1,443	(a) (b)
Navient Corp	TL 06/25 Class C	SOFR + 3.15%	6/15/2072	USD	1,154	1,155	(a) (b)
Sallie Mae Levered	TL DD B 11/25	SOFR + 2.75%	11/22/2032	USD	252	213	(b) (f)

Data Processing & Outsourced Services - 0.12%
Encora Digital LLC	TL 1L 12/21	9.75% PIK	12/20/2029	USD	645	638	(a) (b) (c)

Diversified Chemicals - 0.11%
Styron Receivables Funding Designated Activity Company	Revolver 1L 07/24	SOFR + 4.75%	1/18/2028	USD	732	583	(b) (f)

Diversified Support Services - 0.14%
Apex Service Partners LLC	Revolver 1L 09/24	SOFR + 5.00%	10/24/2029	USD	26	9	(a) (b) (f)
Apex Service Partners LLC	DDTL 1L 09/24	SOFR + 5.00%	10/24/2030	USD	77	78	(a) (b)
Apex Service Partners LLC	TL 1L 09/24	SOFR + 5.00%	10/24/2030	USD	299	302	(a) (b)
Apex Service Partners LLC	TL Unsec 10/23	14.25% PIK	4/23/2031	USD	88	91	(a) (b) (c)
Apex Service Partners LLC	TL Unsec DD 10/23	14.25% PIK	4/23/2031	USD	43	44	(a) (b) (c)
Service Express Inc	Revolver 1L 12/25	SOFR + 4.50%	12/23/2032	USD	27	1	(a) (b) (f)
Service Express Inc	TL 1L A 12/25	SOFR + 4.50%	12/23/2032	USD	205	205	(a) (b)
Service Express Inc	TL 1L DD 12/25	SOFR + 4.50%	12/23/2032	USD	37	-	(a) (b) (f)

Electrical Components & Equipment - 2.11%
Sunrun Charis Portfolio 2023 LLC	TL 1L 07/23	6.93%	7/30/2053	USD	5,042	5,232	(b)
Sunrun Romulus Portfolio 2024 LLC	TL 1L 02/24	6.48%	1/31/2054	USD	5,962	6,080	(b)

Environmental & Facilities Services - 0.32%
48Forty Solutions LLC	Revolver 1L 01/26	SOFR + 4.75%	1/14/2031	USD	264	-	(a) (b) (f)
48Forty Solutions LLC	TL 1L 01/26 (3rd Out)	SOFR + 5.25%	1/14/2031	USD	881	881	(a) (b)
48Forty Solutions LLC	TL 1L 01/26 (Second Out)	SOFR + 5.00%	1/14/2031	USD	690	690	(a) (b)
48Forty Solutions LLC	TL 1L DD 01/26	SOFR + 4.75%	1/14/2031	USD	66	-	(a) (b) (f)
Arcwood Environmental (fka Heritage Environmental Services Inc)	Revolver 1L 01/24	SOFR + 5.25%	1/31/2030	USD	23	-	(a) (b) (f)
Arcwood Environmental (fka Heritage Environmental Services Inc)	TL 1L 01/24	SOFR + 5.25%	1/31/2031	USD	164	164	(a) (b)

Food Distributors - 0.15%
Lipari Foods LLC	TL 1L 10/22	SOFR + 6.50%	10/31/2028	USD	750	731	(a) (b)
Lipari Foods LLC	TL 1L DD 10/22	SOFR + 6.50%	10/31/2028	USD	96	94	(a) (b)

Health Care Equipment - 0.05%
Zeus Industrial Products Inc	Revolver 1L 02/24	SOFR + 5.50%	2/28/2030	USD	36	(2)	(a) (b) (f)
Zeus Industrial Products Inc	TL 1L 02/24	3.00% PIK, SOFR + 3.00%	2/28/2031	USD	261	249	(a) (b) (c)
Zeus Industrial Products Inc	TL 1L DD 02/24	SOFR + 5.50%	2/28/2031	USD	48	22	(a) (b) (f)

Health Care Facilities - 0.15%
ScionHealth	TL 1L B 12/21	SOFR + 5.25%	12/23/2028	USD	2,358	779	(a)

Health Care Services - 0.95%
Affordable Care Inc	Revolver 1L 08/21	SOFR + 5.50%	8/2/2027	USD	177	160	(a) (b) (f)
Affordable Care Inc	TL 1L 08/21	3.25% PIK, SOFR + 2.75%	8/2/2028	USD	1,624	1,486	(a) (b) (c)
Affordable Care Inc	TL 1L DD 08/21	3.25% PIK, SOFR + 2.75%	8/2/2028	USD	292	267	(a) (b) (c)
Affordable Care Inc	TL 1L DD 08/23	3.25% PIK, SOFR + 2.75%	8/2/2028	USD	316	289	(a) (b) (c)
Amerivet Partners Management Inc	Revolver 1L 02/22	SOFR + 5.50%	2/25/2028	USD	197	(4)	(a) (b) (f)
Amerivet Partners Management Inc	TL 1L 02/22	SOFR + 5.50%	2/25/2028	USD	1,129	1,108	(a) (b)
Amerivet Partners Management Inc	TL 1L DD 02/22	SOFR + 5.50%	2/25/2028	USD	69	67	(a) (b)
Amerivet Partners Management Inc	TL 1L DD 11/22	SOFR + 5.50%	2/25/2028	USD	523	514	(a) (b)
Dental365 LLC	Revolver 1L 05/24	SOFR + 5.00%	5/5/2028	USD	32	3	(a) (b) (f)
Dental365 LLC	TL 1L 05/24	SOFR + 5.00%	8/5/2028	USD	86	86	(a) (b)
Dental365 LLC	TL 1L DD 05/24	SOFR + 5.00%	8/7/2028	USD	86	86	(a) (b)
Dental365 LLC	TL 1L DD 05/24	SOFR + 5.00%	8/5/2028	USD	47	47	(a) (b)
MB2 Dental Solutions LLC	Revolver 1L 02/24	SOFR + 5.50%	2/13/2031	USD	21	7	(a) (b) (f)
MB2 Dental Solutions LLC	TL 1L 02/24	SOFR + 5.50%	2/13/2031	USD	301	304	(a) (b)
MB2 Dental Solutions LLC	TL 1L DD 1 02/24	SOFR + 5.50%	2/13/2031	USD	106	56	(a) (b) (f)
MB2 Dental Solutions LLC	TL 1L DD 2 02/24	SOFR + 5.50%	2/13/2031	USD	44	44	(a) (b)
MB2 Dental Solutions LLC	TL Mezz 10/24	14.50% PIK	8/13/2031	USD	602	593	(a) (b) (c)

Health Care Technology - 0.74%
Milano Acquisition Corp	TL 1L 08/20	SOFR + 4.00%	10/1/2027	USD	4,156	3,988

Human Resource & Employment Services - 0.4%
SIRVA Worldwide Inc	TL 1L 08/24	SOFR + 8.00%	2/20/2029	USD	269	269	(a) (b)
SIRVA Worldwide Inc	TL 1L 08/24	5.00% PIK, SOFR + 3.00%	8/20/2029	USD	1,165	866	(a) (b) (c)
SIRVA Worldwide Inc	TL 1L DD 08/24	SOFR + 8.00%	2/20/2029	USD	1,008	1,008	(a) (b)

Industrial Machinery & Supplies & Components - 0.54%
Dexko Global Inc	TL 1L B 09/21	SOFR + 3.75%	10/4/2028	USD	1,093	1,089
Time Manufacturing Co	Revolver 1L 12/21	SOFR + 6.50%	12/1/2027	USD	154	121	(a) (b) (f)
Time Manufacturing Co	TL 1L 06/22	EURIBOR + 6.50%	12/1/2027	EUR	375	359	(a) (b)
Time Manufacturing Co	TL 1L 12/21	SOFR + 6.50%	12/1/2027	USD	929	750	(a) (b)
Time Manufacturing Co	TL 1L 12/21	EURIBOR + 6.50%	12/1/2027	EUR	599	573	(a) (b)

Insurance Brokers - 0.62%
Integrity Marketing Group LLC	TL 1L 08/24	SOFR + 5.00%	8/25/2028	USD	3,310	3,310	(a) (b)

Interactive Media & Services - 0.9%
Twitter Inc	TL 1L B1 10/22	SOFR + 6.50%	10/26/2029	USD	4,827	4,826

IT Consulting & Other Services - 1.1%
3Pillar Global Inc	Revolver 1L 11/21	SOFR + 6.00%	11/23/2026	USD	186	118	(a) (b) (f)
3Pillar Global Inc	TL 1L 11/21	SOFR + 6.00%	11/23/2027	USD	1,877	1,813	(a) (b)
3Pillar Global Inc	TL 1L DD 11/21	SOFR + 6.00%	11/23/2027	USD	604	584	(a) (b)
Sabre Inc	TL 1L B1 11/24	SOFR + 6.00%	11/15/2029	USD	3,969	3,158
Sabre Inc	TL 1L B2 11/24	SOFR + 6.00%	11/15/2029	USD	265	210

Leisure Facilities - 0.85%
Aimbridge Acquisition Co Inc	TL 1L 02/25	SOFR + 5.50%	3/11/2030	USD	2,699	2,699	(b)
Aimbridge Acquisition Co Inc	TL 1L 02/25	6.00% PIK, SOFR + 1.50%	3/11/2030	USD	1,860	1,860	(b) (c)

Marine Transportation - 0.02%
Galaxy Container	TL 1L DD 01/26	8.60%	1/22/2034	USD	128	128	(b)

Other Specialized REITs - 0.68%
Pretium Partners LLC P1	P1 Mezz TL Unsec 08/19	5.25% PIK +2.75%	10/22/2026	USD	433	433	(a) (b) (c)
Pretium Partners LLC P2	TL 1L 12/21	11.00%	12/16/2029	USD	3,271	3,205	(a) (b)

Paper & Plastic Packaging Products & Materials - 0.01%
Pretium Packaging LLC	TL 2L 09/21	0.00%	10/1/2029	USD	810	41	(b) (d)

Passenger Airlines - 3.51%
Bond Aviation Holdings LLC	TL 1L DD 10/25	9.00%	10/20/2033	USD	3,956	465	(b) (f)
Bond Aviation Holdings LLC	TL 1L DD 10/25	9.00%	10/9/2033	USD	12,154	3,388	(b) (f)
Philippine Airlines 777	TL 1L DD 07/25	6.51%	10/26/2027	USD	3,636	2,276	(b) (f)
Philippine Airlines 777	TL 1L DD 07/25	6.50%	12/11/2027	USD	3,636	2,275	(b) (f)
Setna SPV I	TL 1L DD 10/25	5.86%	12/2/2031	USD	8,178	8,050	(b) (f)
Vietjet Aviation JSC	TL 1L DD 03/25	9.36%	3/28/2037	USD	2,354	2,395	(b)

Pharmaceuticals - 0.34%
iNova Pharmaceuticals (Australia) Pty Limited	TL 1L B 11/24	BBSY + 4.75%	11/15/2031	AUD	1,303	916	(b)
iNova Pharmaceuticals (Australia) Pty Limited	TL 1L DD C 11/24	BBSY + 4.75%	11/15/2031	AUD	149	1	(b) (f)
Laboratoires Vivacy SAS	TL 1L B 03/23	EURIBOR + 6.70%	3/20/2030	EUR	809	921	(a) (b) (c)
Laboratoires Vivacy SAS	TL 1L DD 03/23	EURIBOR + 6.70%	3/20/2030	EUR	63	9	(a) (b) (f)

Property & Casualty Insurance - 0.4%
Alacrity Solutions Group LLC	Revolver 1L 02/25	SOFR + 5.25%	2/28/2030	USD	507	-	(a) (b) (f)
Alacrity Solutions Group LLC	TL 1L 02/25	5.25% PIK, SOFR + 1.00%	2/28/2030	USD	1,060	1,060	(a) (b) (c)
Alacrity Solutions Group LLC	TL 1L DD 02/25	SOFR + 5.25%	2/28/2030	USD	674	-	(a) (b) (f)
Alacrity Solutions Group LLC	TL Mezz 02/25	11.82% PIK	2/28/2030	USD	1,108	1,108	(a) (b) (c)

Real Estate Operating Companies - 0.19%
Opendoor Labs Inc	TL DD 02/25	12.50%	2/25/2029	USD	1,487	997	(a) (b) (f)

Single-Family Residential REITs - 1.53%
Avenue One PropCo	TL Unsec DD 03/24	7.00% PIK	3/15/2034	USD	8,207	8,207	(a) (b) (c)

Soft Drinks & Non-alcoholic Beverages - 0.36%
TPSI Receivables LLC	Revolver 1L 02/25	SOFR + 4.75%	1/24/2029	USD	5,129	1,934	(a) (b) (f)

Specialized Consumer Services - 0.07%
Spotless Brands LLC	TL 1L 02/23	SOFR + 5.75%	7/25/2028	USD	152	153	(a) (b)
Spotless Brands LLC	TL 1L DD 02/23	SOFR + 5.75%	7/25/2028	USD	231	233	(a) (b)

Specialized Finance - 0.02%
BHG FUNDING 05 LLC	TL 1L DD 11/22	SOFR + 3.93%	11/8/2027	USD	110	110	(b) (g)

Specialty Chemicals - 3.82%
Champion/DSM engg	TL 1L B1 03/23	SOFR + 5.50%	3/29/2030	USD	7,195	6,801
Flint Group GmbH	TL 2L B 09/23	6.9% PIK, SOFR + 0.10%	12/29/2028	USD	414	24	(c)
VIB Trade Receivables DAC (FKA Vibrantz Technologies Inc)	Revolver 1L 12/25	SOFR + 4.75%	4/23/2029	USD	19,933	13,641	(b) (f)

Systems Software - 1.57%
Civica Group Ltd	TL 1L 08/23	BBSW + 5.50%	8/30/2030	AUD	12	9	(a) (b)
Civica Group Ltd	TL 1L 08/23	SONIA + 5.50%	8/30/2030	GBP	222	302	(a) (b)
Civica Group Ltd	TL 1L DD 08/23	SONIA + 5.50%	8/30/2030	GBP	94	59	(a) (b) (f)
Precisely Software Inc	TL 1L B 10/21	SOFR + 4.00%	4/24/2028	USD	4,405	3,748
Precisely Software Inc	TL 2L 03/21	SOFR + 7.25%	4/23/2029	USD	5,149	4,286
TOTAL LEVERAGED LOANS (Amortized cost $170,538)						$164,066

High Yield Securities - 5.99%

Application Software - 0.34%
Dye & Durham Ltd	8.625% 04/2029		4/15/2029	USD	2,051	$1,847	(e)

Automotive Parts & Equipment - 0.3%
Truck Hero Inc	6.250% 02/2029		2/1/2029	USD	3,276	1,619	(e)

Building Products - 0.7%
Oldcastle Buildingenvelope Inc	9.500% 04/2030		4/15/2030	USD	6,359	3,768	(e)

Cable & Satellite - 0.88%
CSC Holdings LLC (Altice USA)	11.750% 01/2029		1/31/2029	USD	706	515	(e)
CSC Holdings LLC (Altice USA)	4.125% 12/2030		12/1/2030	USD	6,904	4,193	(e)

Construction & Engineering - 0.1%
Brand Energy & Infrastructure Services Inc	10.375% 08/2030		8/1/2030	USD	569	546	(e)

Consumer Finance - 1.25%
Global Lending Services LLC	12.500% 02/2033		2/5/2033	USD	140	140	(a) (b) (c)
Global Lending Services LLC	12.500% 05/2033		5/5/2033	USD	84	84	(a) (b)
Global Lending Services LLC	12.500% 08/2033		8/5/2033	USD	81	81	(a) (b)
Global Lending Services LLC	12.500% 11/2033		11/5/2033	USD	140	140	(a) (b)
Global Lending Services LLC	12.500% 12/2032		12/31/2032	USD	91	91	(a) (b) (c)
Global Lending Services LLC	12.500% 12/2032		12/31/2032	USD	130	130	(a) (b) (c)
Sallie Mae Levered	13.000% 01/2034		1/24/2034	USD	2,861	2,861	(b)
Sallie Mae Levered	13.000% 11/2033		11/26/2033	USD	2,860	2,860	(b)
Vehicle Secured Funding Trust	15.000% 01/2046		1/25/2046	USD	335	335	(b) (c)

Diversified Chemicals - 0.33%
Chemours Co/The	8.000% 01/2033		1/15/2033	USD	1,010	1,013	(e)
Fire BC SpA	10.000% 02/2028		2/6/2028	EUR	625	764	(a) (e)

IT Consulting & Other Services - 0.8%
Sabre Inc	10.750% 03/2030		3/15/2030	USD	1,206	969	(e)
Sabre Inc	10.750% 11/2029		11/15/2029	USD	946	773	(e)
Sabre Inc	11.125% 07/2030		7/15/2030	USD	1,235	1,000	(e)
Sabre Inc	7.320% 08/2026		8/1/2026	USD	1,544	1,559

Leisure Facilities - 0.6%
Merlin Entertainments PLC	4.500% 11/2027		11/15/2027	EUR	2,851	3,189	(e)
Merlin Entertainments PLC	7.375% 06/2030		6/15/2030	EUR	41	43	(e)

Property & Casualty Insurance - 0.68%
IQUW UK Ltd	8.807% 01/2035 Senior HoldCo		3/19/2035	USD	3,552	3,622	(a) (b) (h)
TOTAL HIGH YIELD SECURITIES (Amortized cost $37,542)						$32,142

Asset Backed Securities - 49.25%

Consumer Finance - 2.08%
Laurel Road Prime Student Loan Trust 2017-B	DRB 2017-B R	7.50%	8/25/2042	USD	804	$1,266	(b) (e)
NALP Business Loan Trust 2026-1	NALP 2026-1 A	5.72%	6/26/2051	USD	1,573	1,582	(e)
Sunrun Bacchus Issuer 2025-1 LLC	SUNRN 2025-1A A2B	6.41%	4/30/2060	USD	8,353	8,324	(a) (e)

Diversified Real Estate Activities - 18.3%
HTAP Issuer Trust 2025-2	HTAP 2025-2 A	6.50%	6/25/2043	USD	14,418	14,427	(e)
HTAP Issuer Trust 2025-2	HTAP 2025-2 B	8.00%	6/25/2043	USD	829	825	(e)
HTAP Issuer Trust 2025-3	HTAP 2025-3 A	6.00%	11/25/2043	USD	15,955	15,823	(e)
HTAP Issuer Trust 2025-3	HTAP 2025-3 B	7.50%	11/25/2043	USD	538	530	(e)
Morgan Stanley Residential Mortgage Loan Trust 2025-DSC3	MSRM 2025-DSC3 AIOS	0.33%	9/25/2070	USD	70,935	445	(e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-DSC3	MSRM 2025-DSC3 B1	6.43%	9/25/2070	USD	1,994	1,987	(e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-DSC3	MSRM 2025-DSC3 B2	7.20%	9/25/2070	USD	2,285	2,266	(e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-DSC3	MSRM 2025-DSC3 B3	7.20%	9/25/2070	USD	1,160	1,071	(e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-DSC3	MSRM 2025-DSC3 XS	1.92%	9/25/2070	USD	70,935	4,222	(e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-HX1	MSRM 2025-HX1 AIOS	0.33%	3/25/2070	USD	44,055	253	(e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-HX1	MSRM 2025-HX1 B1	7.28%	3/25/2070	USD	1,124	1,145	(e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-HX1	MSRM 2025-HX1 B2	7.28%	3/25/2070	USD	1,248	1,242	(e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-HX1	MSRM 2025-HX1 B3	7.28%	3/25/2070	USD	824	807	(e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-HX1	MSRM 2025-HX1 XS	0.00%	3/25/2070	USD	44,055	1,177	(e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM6	MSRM 2025-NQM6 AIOS	0.33%	7/25/2070	USD	76,035	458	(e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM6	MSRM 2025-NQM6 B1	6.65%	7/25/2070	USD	1,577	1,583	(e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM6	MSRM 2025-NQM6 B2	7.18%	7/25/2070	USD	1,826	1,805	(e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM6	MSRM 2025-NQM6 B3	7.18%	7/25/2070	USD	1,038	1,010	(e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM6	MSRM 2025-NQM6 XS	1.80%	7/25/2070	USD	76,035	3,183	(e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2026-DSC1	MSRM 2026-DSC1 AIOS	0.32%	1/25/2071	USD	64,710	425	(e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2026-DSC1	MSRM 2026-DSC1 B1	6.53%	1/25/2071	USD	1,682	1,682	(e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2026-DSC1	MSRM 2026-DSC1 B2	6.85%	1/25/2071	USD	1,909	1,865	(e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2026-DSC1	MSRM 2026-DSC1 B3	6.85%	1/25/2071	USD	1,003	900	(e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2026-DSC1	MSRM 2026-DSC1 XS	1.85%	1/25/2071	USD	64,710	3,665	(e) (g)
Santander Mortgage Asset Receivable Trust 2025-NQM1	SAN 2025-NQM1 AIOS	0.42%	1/25/2065	USD	41,424	261	(b) (e) (g)
Santander Mortgage Asset Receivable Trust 2025-NQM1	SAN 2025-NQM1 B2	7.30%	1/25/2065	USD	757	723	(b) (e) (g)
Santander Mortgage Asset Receivable Trust 2025-NQM1	SAN 2025-NQM1 B3	7.30%	1/25/2065	USD	781	721	(b) (e) (g)
Santander Mortgage Asset Receivable Trust 2025-NQM1	SAN 2025-NQM1 XS	0.00%	1/25/2065	USD	41,424	1,698	(b) (e) (g)
Santander Mortgage Asset Receivable Trust 2025-NQM4	SAN 2025-NQM4 AIOS	0.42%	7/25/2065	USD	71,390	550	(e) (g)
Santander Mortgage Asset Receivable Trust 2025-NQM4	SAN 2025-NQM4 B1	7.05%	7/25/2065	USD	2,395	2,427	(e) (g)
Santander Mortgage Asset Receivable Trust 2025-NQM4	SAN 2025-NQM4 B2	7.05%	7/25/2065	USD	2,015	1,987	(e) (g)
Santander Mortgage Asset Receivable Trust 2025-NQM4	SAN 2025-NQM4 B3	7.05%	7/25/2065	USD	1,255	1,218	(e) (g)
Santander Mortgage Asset Receivable Trust 2025-NQM4	SAN 2025-NQM4 XS	0.00%	7/25/2065	USD	71,390	2,481	(e) (g)
Unison Trust 2025-1	UNSN 2025-1 A	6.00%	7/25/2055	USD	7,458	7,054	(a) (e)
Unlock HEA Trust 2025-3	UNLOK 2025-3 A	5.75%	12/25/2041	USD	13,117	13,000	(a) (e)
Unlock HEA Trust 2025-3	UNLOK 2025-3 B	7.25%	12/25/2041	USD	3,307	3,235	(a) (e)

Electrical Components & Equipment - 2.97%
Sunrun Lucius Issuer 2025-3 LLC	SUNRN 2025-3A A1	6.15%	1/30/2061	USD	16,213	15,924	(e)

Integrated Telecommunication Services - 1.53%
Centersquare Issuer LLC	CNSQ 2025-4A A2	5.20%	8/25/2055	USD	8,698	8,212

Investment Banking & Brokerage - 1.41%
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM9	MSRM 2025-NQM9 AIOS	0.33%	9/25/2070	USD	80,867	484	(e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM9	MSRM 2025-NQM9 B1	6.56%	9/25/2070	USD	1,336	1,341	(e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM9	MSRM 2025-NQM9 B2	6.98%	9/25/2070	USD	1,294	1,270	(e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM9	MSRM 2025-NQM9 B3	6.98%	9/25/2070	USD	835	755	(e) (g)
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM9	MSRM 2025-NQM9 XS	1.81%	9/25/2070	USD	80,867	3,707	(e) (g)

Oil & Gas Exploration & Production - 3%
Grayrock Fund IV Abs Issuer LLC	Grayrock 2026-1 Class A	6.12%	2/15/2041	USD	13,051	13,051	(a) (b) (e)
Grayrock Fund IV Abs Issuer LLC	Grayrock 2026-1 Class B	11.24%	2/15/2041	USD	3,056	3,056	(a) (b) (e)

Property & Casualty Insurance - 1.1%
MEMIC Insurance	MEMIC Surplus Note	9.00%	12/3/2045	USD	5,874	5,875	(a) (b) (e)

Renewable Electricity - 4.27%
SunStrong Issuer 2025-1 LLC	STRONG 2025-1 A1	5.95%	12/28/2055	USD	9,792	9,704	(e)
SunStrong Issuer 2025-1 LLC	STRONG 2025-1 A2	5.95%	12/28/2055	USD	8,141	8,068	(a) (e)
TIP Solar ABS 2025 Issuer LLC	TIP 2025-1A A	6.42%	10/25/2055	USD	5,081	5,135	(e)

Specialized Finance - 14.6%
AB BSL CLO 6 Ltd	ABBSL 2025-6A E	SOFR + 6.00%	7/20/2037	USD	208	210	(b) (e)
AGL CLO 12 Ltd	AGL 2021-12A ER	SOFR + 6.35%	10/20/2038	USD	1,167	1,191	(b) (e)
AGL CLO 7 Ltd	AGL 2020-7A ER2	SOFR + 5.75%	10/15/2038	USD	1,264	1,276	(b) (e)
AMMC CLO 26 Ltd	AMMC 2023-26A ER	SOFR + 6.50%	4/15/2036	USD	500	503	(b) (e)
Anchorage Capital CLO 2026-22 Ltd	ANCHC 2026-22A ER4	SOFR + 5.50%	1/20/2039	USD	402	402	(b) (e)
Apidos CLO XI	APID 2012-11A ER4	SOFR + 6.00%	4/17/2034	USD	1,386	1,393	(b) (e)
Apna Park Clo DAC	APNAP 1A F	EURIBOR + 7.90%	12/15/2038	EUR	979	1,164	(b) (e)
Arbour CLO V DAC	ARBR 5A ER	EURIBOR + 5.80%	6/15/2038	EUR	738	881	(b) (e)
Arbour CLO VI DAC	ARBR 6A ER	EURIBOR + 6.01%	11/15/2037	EUR	611	728	(b) (e)
Ares LIII CLO Ltd	ARES 2019-53A ER2	SOFR + 5.50%	10/24/2036	USD	361	364	(b) (e)
Ares LVII CLO Ltd	ARES 2020-57A ER2	SOFR + 5.50%	10/25/2038	USD	572	574	(b) (e)
Ares LXV CLO Ltd	ARES 2022-65A ER	SOFR + 6.40%	7/25/2034	USD	1,078	1,084	(b) (e)
Ares XXVII CLO Ltd	ARES 2013-2A ER3	SOFR + 6.75%	10/28/2034	USD	903	907	(b) (e)
Bain Capital CLO 2026-1	BCC 2026-1A E	SOFR + 4.75%	4/26/2039	USD	886	886	(b) (e)
Bain Capital Credit CLO 2023-1 Ltd	BCC 2023-1A ER	SOFR + 6.25%	7/16/2038	USD	918	923	(b) (e)
Bain Capital Euro CLO 2023-1 DAC	BCCE 2023-1A ER	EURIBOR + 6.00%	1/25/2038	EUR	395	472	(b) (e)
Ballyrock CLO 20 Ltd	BALLY 2022-20A DR3	SOFR + 5.85%	10/15/2036	USD	598	598	(b) (e)
Barings Euro CLO 2024-1 DAC	BABSE 2024-1A FR	EURIBOR + 8.57%	4/20/2039	EUR	714	827	(b) (e)
Bbam European Clo VIII DAC	BBAME 8A F	EURIBOR + 8.50%	1/26/2040	EUR	473	563	(b) (e)
Benefit Street Partners CLO XXXIV Ltd	BSP 2024-34A E	SOFR + 6.70%	7/25/2037	USD	367	372	(b) (e)
BlueMountain CLO XXXII Ltd	BLUEM 2021-32A ER	SOFR + 6.60%	10/15/2034	USD	1,093	1,096	(b) (e)
Broad River Bsl Funding Clo Ltd 2020-1	BDRVR 2020-1A ER	SOFR + 6.50%	7/20/2034	USD	1,500	1,511	(b) (e)
Capital Four CLO VII DAC	CFOUR 7A F	EURIBOR + 8.22%	4/25/2037	EUR	314	374	(b) (e)
Carlyle Euro CLO 2024-1 DAC	CGMSE 2024-1A ER	EURIBOR + 8.70%	1/15/2039	EUR	793	943	(b) (e)
Carlyle US CLO 2020-2 Ltd	CGMS 2020-2A DR2	SOFR + 6.00%	1/25/2035	USD	1,331	1,340	(b) (e)
CARLYLE US CLO 2021-4 LTD	CGMS 2021-4A E	SOFR + 6.60%	4/20/2034	USD	473	477	(b) (e)
Carlyle US CLO 2024-2 Ltd	CGMS 2024-2A E	SOFR + 6.85%	4/25/2037	USD	451	455	(b) (e)
CarVal CLO IV Ltd	CARVL 2021-1A ER	SOFR + 6.60%	3/31/2038	USD	917	934	(b) (e)
CarVal CLO VC Ltd	CARVL 2021-2A E	SOFR + 6.75%	10/15/2034	USD	447	450	(b) (e)
CarVal CLO VI-C Ltd	CARVL 2022-1A ER	SOFR + 6.10%	3/21/2038	USD	480	480	(b) (e)
Carval Clo XII-C Ltd	CARVL 2025-1A E	SOFR + 5.90%	7/20/2038	USD	985	1,005	(b) (e)
CBAM 2018-5 Ltd	CBAM 2018-5A ER	SOFR + 5.80%	10/17/2038	USD	1,825	1,850	(b) (e)
CBAMR 2017-4 Ltd	CBAMR 2017-4A ER	SOFR + 6.00%	3/31/2038	USD	651	665	(b) (e)
CIFC Funding 2019-V Ltd	CIFC 2019-5A ER2	SOFR + 4.90%	10/15/2038	USD	293	296	(b) (e)
Clonmore Park CLO DAC	CLONP 1A ER	EURIBOR + 6.82%	8/21/2035	EUR	406	485	(b) (e)
Contego Clo XIV DAC	CONTE 14A E	EURIBOR + 5.50%	10/15/2037	EUR	686	822	(b) (e)
CVC Cordatus Loan Fund XXVIII DAC	CORDA 28A ER	EURIBOR + 5.75%	8/15/2038	EUR	1,442	1,716	(b) (e)
Dryden 90 Clo Ltd	DRSLF 2021-90A ER	SOFR + 5.90%	11/15/2038	USD	536	539	(b) (e)
Dryden 97 CLO Ltd	DRSLF 2022-97A ER	SOFR + 6.15%	10/20/2038	USD	334	335	(b) (e)
Elmwood CLO 23 Ltd	ELM23 2023-2A ER	SOFR + 5.90%	4/16/2036	USD	207	208	(b) (e)
Flatiron CLO 31 Ltd	FLAT 2025-31A E	SOFR + 4.60%	1/18/2039	USD	174	175	(b) (e)
Galaxy 33 CLO Ltd	GALXY 2024-33A E	SOFR + 6.65%	4/20/2037	USD	428	430	(b) (e)
Galaxy XXII CLO Ltd	GALXY 2016-22A ER4	SOFR + 6.50%	4/16/2034	USD	421	421	(b) (e)
Galaxy XXII CLO Ltd	GALXY 2016-22A ERRR	SOFR + 6.75%	4/16/2034	USD	421	421	(b) (e)
Galaxy XXV CLO Ltd	GALXY 2018-25A ERR	SOFR + 5.75%	4/25/2036	USD	270	271	(b) (e)
Harvest CLO XXXVI DAC	HARVT 36A E	EURIBOR + 5.70%	7/15/2038	EUR	1,052	1,258	(b) (e)
Harvest CLO XXXVII DAC	HARVT 37A F	EURIBOR + 8.07%	1/15/2039	EUR	533	633	(b) (e)
ICG US CLO 2022-1i Ltd	ICG 2022-1A ER	SOFR + 6.55%	10/20/2038	USD	516	520	(b) (e)
Invesco CLO 2022-2 Ltd	INVCO 2022-2A ER	SOFR + 6.25%	7/20/2035	USD	447	446	(b) (e)
Jamestown CLO XII Ltd	JTWN 2019-1A ERR	SOFR + 6.85%	3/20/2038	USD	1,181	1,192	(b) (e)
Jamestown CLO XV Ltd	JTWN 2020-15A ER	SOFR + 7.06%	7/15/2035	USD	412	411	(b) (e)
Kennedy Lewis CLO 12 Ltd	GNRT 2023-12A ER	SOFR + 6.40%	7/20/2038	USD	2,045	2,063	(b) (e)
Kennedy Lewis CLO 15 Ltd	KLLM 2024-15A E	SOFR + 6.70%	7/20/2037	USD	493	495	(b) (e)
Kings Park CLO Ltd	KINGP 2021-1A ER	SOFR + 6.05%	1/21/2039	USD	672	673	(b) (e)
Madison Park Funding XLIX Ltd	MDPK 2021-49A ER	SOFR + 4.60%	10/19/2034	USD	1,658	1,570	(b) (e)
Madison Park Funding XXXV Ltd	MDPK 2019-35A ER2	SOFR + 6.00%	2/13/2039	USD	1,002	1,002	(b) (e)
Magnetite Xlv Ltd	MAGNE 2025-45A E	SOFR + 4.50%	4/15/2038	USD	151	152	(b) (e)
Magnetite XXIII Ltd	MAGNE 2019-23A ER2	SOFR + 4.60%	1/25/2035	USD	721	721	(b) (e)
Magnetite XXXI Ltd	MAGNE 2021-31A ER	SOFR + 4.50%	7/15/2034	USD	350	351	(b) (e)
Magnetite XXXV Ltd	MAGNE 2022-35A ERR	SOFR + 4.80%	1/25/2039	USD	256	260	(b) (e)
Marble Point CLO XVI Ltd	MP16 2019-2A ER	SOFR + 7.27%	11/16/2034	USD	691	682	(b) (e)
Neuberger Berman Loan Advisers Clo 42 Ltd	NEUB 2021-42A ER	SOFR + 4.60%	7/16/2036	USD	436	436	(b) (e)
Northwoods Capital 20 Ltd	WOODS 2019-20A ER2	SOFR + 6.88%	10/25/2038	USD	1,136	1,139	(b) (e)
Oaktree CLO 2021-2 Ltd	OAKCL 2021-2A ER	SOFR + 4.50%	1/15/2035	USD	1,504	1,504	(b) (e)
OCP Euro Clo 2025-13 DAC	OCPE 2025-13A E	EURIBOR + 5.80%	7/18/2038	EUR	946	1,130	(b) (e)
Octagon 55 Ltd	OCT55 2021-1A ER	SOFR + 6.00%	3/20/2038	USD	729	736	(b) (e)
Octagon 75 Ltd	OCT75 2025-1A E	SOFR + 8.62%	1/22/2038	USD	444	446	(b) (e)
Octagon Investment Partners 43 Ltd	OCT43 2019-1A ER	SOFR + 6.35%	10/15/2038	USD	918	923	(b) (e)
Octagon Investment Partners 51 Ltd	OCT51 2021-1A ER	SOFR + 5.65%	7/20/2034	USD	914	901	(b) (e)
Palmer Square European CLO 2023-2 DAC	PLMER 2023-2A FR	EURIBOR + 8.40%	10/15/2038	EUR	368	443	(b) (e)
Parallel 2023-1 Ltd	PARL 2023-1A DR	SOFR + 7.25%	7/20/2036	USD	1,060	1,077	(b) (e)
Penta CLO 11 DAC	PENTA 2022-11A FRR	EURIBOR + 8.00%	1/15/2039	EUR	557	660	(b) (e)
Penta CLO 12 DAC	PENTA 2022-12A FRR	EURIBOR + 8.50%	11/9/2038	EUR	532	640	(b) (e)
Penta CLO 14 DAC	PENTA 2023-14A ER	EURIBOR + 6.35%	10/20/2037	EUR	449	542	(b) (e)
Penta CLO 15 DAC	PENTA 2023-15A FR	EURIBOR + 8.50%	10/15/2038	EUR	484	576	(b) (e)
Post CLO 2021-1 LTD	POST 2021-1A ER	SOFR + 5.70%	10/15/2034	USD	1,515	1,520	(b) (e)
PPM CLO 4 Ltd	PPMC 2020-4A ER2	SOFR + 7.18%	3/18/2038	USD	864	857	(b) (e)
Providus Clo XII DAC	PRVD 12A E	EURIBOR + 5.80%	8/18/2038	EUR	420	502	(b) (e)
RAD CLO 31 Ltd	RAD 2025-31A D	SOFR + 5.40%	4/17/2039	USD	1,051	1,066	(b) (e)
Regatta XVI Funding Ltd	REG16 2019-2A ER2	SOFR + 5.65%	4/15/2039	USD	326	326	(b) (e)
Regatta XXII Funding Ltd	REG22 2022-2A ER2	SOFR + 5.75%	1/15/2039	USD	434	437	(b) (e)
Regatta XXVI Funding Ltd	REG26 2023-2A ER	SOFR + 5.90%	1/25/2039	USD	516	519	(b) (e)
Regatta XXVIII Funding Ltd	REG28 2024-2A E	SOFR + 6.85%	4/25/2037	USD	429	433	(b) (e)
RR 23 Ltd	RRAM 2022-23A DR2	SOFR + 5.00%	7/15/2037	USD	435	440	(b) (e)
Sandstone Peak Ltd	SAND 2021-1A E	SOFR + 6.80%	10/15/2034	USD	643	647	(b) (e)
Sculptor CLO XXVIII Ltd	SCUL 28A ER	SOFR + 6.30%	1/20/2035	USD	1,066	1,043	(b) (e)
Silver Point CLO 10 Ltd	SPCLO 2025-10A E	SOFR + 5.80%	7/15/2038	USD	518	526	(b) (e)
Sixth Street CLO XII Ltd	SIXST 2018-12A ER2	SOFR + 5.05%	1/17/2039	USD	747	754	(b) (e)
Stannaway Park Clo DAC	STPK 1A F	EURIBOR + 8.25%	1/23/2038	EUR	788	937	(b) (e)
Symphony CLO XVIII Ltd	SYMP 2016-18A ER4	SOFR + 5.85%	10/23/2037	USD	1,022	1,026	(b) (e)
Symphony CLO XXIX Ltd	SYMP 2021-29A ER	SOFR + 5.80%	10/15/2035	USD	856	858	(b) (e)
TCW CLO 2022-1 Ltd	TCW 2022-1A DJR	SOFR + 4.28%	1/20/2038	USD	629	619	(b) (e)
Trimaran CAVU 2019-2 Ltd	CAVU 2019-2A ER	SOFR + 6.25%	3/18/2038	USD	2,546	2,589	(b) (e)
Trimaran Cavu 2021-3 Ltd	CAVU 2021-3A E	SOFR + 7.63%	1/18/2035	USD	408	407	(b) (e)
Trinitas CLO X Ltd	TRNTE 10A F	EURIBOR + 7.90%	11/15/2038	EUR	369	439	(b) (e)
Trinitas Euro CLO VII DAC	TRNTE 7A E	EURIBOR + 6.55%	7/25/2037	EUR	338	407	(b) (e)
Voya CLO 2017-3 Ltd	VOYA 2017-3A DRR	SOFR + 5.80%	4/20/2034	USD	2,241	2,256	(b) (e)
Voya CLO 2019-4 Ltd	VOYA 2019-4A ER	SOFR + 6.97%	1/15/2035	USD	1,051	1,057	(b) (e)
Voya CLO 2022-1 Ltd	VOYA 2022-1A ER	SOFR + 6.90%	4/20/2035	USD	791	796	(b) (e)
Voya CLO 2023-1 Ltd	VOYA 2023-1A ER	SOFR + 5.05%	1/20/2039	USD	234	237	(b) (e)
Wilton Park CLO DAC	WILPA 1A ER	EURIBOR + 5.70%	7/15/2038	EUR	525	626	(b) (e)
Wind River 2023-1 CLO Ltd	WINDR 2023-1A ER	SOFR + 6.75%	7/25/2038	USD	369	376	(b) (e)
TOTAL ASSET BACKED SECURITIES (Amortized cost $263,310)						$264,204

Issuer	Asset		Maturity Date	Currency	Shares	Fair Value	Footnotes

Equity & Other Investments - 26.27%

Aerospace & Defense - 2.31%
Altitude II	Private Equity			USD	662,907	$720	(a) (b)
KSC I Aircraft LP	Private Equity			USD	11,300,036	11,305	(b) (d)
Ultra Electronics Holdings Ltd	Private Equity			USD	43,729	85	(a) (b) (d)
Ultra Electronics Holdings Ltd	Private Equity			USD	13,548,132	264	(a) (b) (d)

Broadline Retail - 0.05%
Belk Inc	Common Stock			USD	9,586	280	(a) (b) (d)

Commodity Chemicals - 0.11%
SI Group Inc	Common Stock			USD	50,524	615	(a) (b)

Construction & Engineering - 0%
Yak Access LLC	Common Stock			USD	11,000	1	(a)

Consumer Finance - 11.46%
Auxilior Capital Partners Inc	14.500% 04/2030 Pref Equity		4/30/2030	USD	1	101	(a) (b) (c)
Discover Financial Services	Private Equity			USD	397,749	413	(a) (b)
Global Lending Services LLC	Private Equity			USD	166,608	265	(a) (b) (d)
Harley-Davidson Financial Services Inc	Private Equity			USD	15,106,954	15,559	(b)
Harley-Davidson Financial Services Inc	Private Equity			USD	1,102,297	1,105	(b) (d)
Harley-Davidson Financial Services Inc	Private Equity			USD	4,310,241	4,587	(b)
Newday Group Jersey Ltd	Private Equity			GBP	18,187,467	25,088	(a) (b) (d)
PayPal Danube 2	Private Equity			EUR	9,075,067	10,781	(b)
Sallie Mae Levered	Private Equity			USD	1,472,178	1,402	(b)
SKP German Bank	Private Equity			EUR	1,667,154	1,988	(b)
SunPower Financial	Private Equity			USD	26,463	29	(a) (b)
Vehicle Secured Funding Trust	Private Equity			USD	111,575	151	(b)

Diversified Banks - 7.57%
Orange Maple 2025-2 DAC	Private Equity			EUR	22,309,000	26,457	(b)
Santander Consumer Bank AS	Private Equity			NOK	132,701,327	14,132	(a) (b) (e)

Diversified Financial Services - 0.02%
Kestra Financial Inc	12.000% 12/2031 Pref Equity			USD	123	123	(a) (b) (c)

Diversified Metals & Mining - 0.02%
Foresight Energy LLC	Common Stock			USD	17,979	124	(a) (b) (d)

Diversified Support Services - 0.02%
Magna Legal Services LLC	Common Stock			USD	618	120	(a) (b) (d)

Environmental & Facilities Services - 0.44%
48Forty Solutions LLC	Common Stock			USD	440	20	(a) (b)
48Forty Solutions LLC	Preferred Stock			USD	440	2,351	(a) (b)

Food Distributors - 0.01%
Lipari Foods LLC	Common Stock			USD	63,958	27	(a) (b) (d)

Health Care Facilities - 0%
Quorum Health Corp	Trade Claim			USD	212,000	13	(b) (d)

Health Care Services - 0.07%
Affordable Care Inc	11.750% 12/2069 Pref Equity		12/31/2069	USD	677,000	254	(a) (b) (c)
Amerivet Partners Management Inc	11.500% 12/2059 Pref Equity		12/31/2059	USD	298	130	(a) (b) (c)
MB2 Dental Solutions LLC	Warrants 08/15/2031		8/15/2031	USD	21,438	8	(a) (b) (d)

Health Care Technology - 2.22%
athenahealth Inc	10.750% 12/2031 Pref Equity			USD	7,898	11,930	(b) (c)

Human Resource & Employment Services - 0%
SIRVA Worldwide Inc	Common Stock (Class A)			USD	2,131	-	(a) (b) (d)
SIRVA Worldwide Inc	Common Stock (Class B)			USD	1,646	-	(a) (b) (d)
SIRVA Worldwide Inc	15.250% 08/2030 Pref Equity (Class A)		8/20/2030	USD	490	-	(a) (b) (c) (d)
SIRVA Worldwide Inc	15.250% 08/2030 Pref Equity (Class B)		8/20/2030	USD	15	-	(a) (b) (c) (d)

Life & Health Insurance - 0.24%
Kilter Finance 2.0	Common Stock			USD	1,291,559	1,292	(b)

Marine Transportation - 0.05%
Australis Maritime II	Private Equity			USD	113,252	117	(b)
Galaxy Container	Private Equity			USD	153,258	153	(b)

Muskoka JV LLC - 0.91%
Muskoka JV LLC	Private Equity			USD	5,000	4,895	(a) (b)

Other Specialized REITs - 0.34%
Pretium Partners LLC P2	Private Equity			USD	1,635,306	1,825	(a) (b)

Passenger Airlines - 0.01%
Bond Aviation Holdings LLC	Private Equity			USD	51,718	62	(b) (d)

Property & Casualty Insurance - 0.05%
Alacrity Solutions Group LLC	Common Stock			USD	630	-	(a) (b) (d) (e)
Alacrity Solutions Group LLC	8.000% Perp Pref Equity			USD	674	280	(a) (b) (c) (d) (e)

Single-Family Residential REITs - 0.28%
Avenue One PropCo	Private Equity			USD	2,491,775	1,496	(a) (b) (d)

Specialized Finance - 0.07%
TDC LLP	8.000% 06/2049 Pref Equity		6/1/2049	GBP	259,636	354	(a) (b)
TDC LLP	Private Equity			GBP	9,901	13	(a) (b) (d)
TOTAL EQUITY & OTHER INVESTMENTS (Cost $144,110)						$140,915

TOTAL INVESTMENTS (Cost $615,500) - 112.10%						$601,327
LIABILITIES EXCEEDING OTHER ASSETS, NET - (12.10%)						(64,913)
NET ASSETS - 100.00%						$536,414

Currency Purchased	Currency Sold	Notional	Counterparty	Settlement Date		Unrealized Appreciation
Forward Foreign Currency Contracts
USD	NOK	135,721	Goldman, Sachs & Co.	03/25/2026		(386)
Total Forward Foreign Currency Contracts						$(386)

TL	Term loan
DD	Delayed draw term loan
1L	First lien
2L	Second lien
BBSW	Bank Bill Swap Rate as of January 31, 2026 was 3.68%.
BBSY	Bank Bill Swap Reference Bid Rate as of January 31, 2026 was 3.73%.
EURIBOR	Euro Interbank Offered Rate as of January 31, 2026 was 1.97%.
SOFR	Secured Overnight Financing Rate as of January 31, 2026 was 3.67%.
SONIA	Sterling Overnight Index Average as of January, 31 2026 was 3.73%.
(a)	Security considered restricted.
(b)	Value determined using significant unobservable inputs.
(c)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(d)	Non-income producing security.
(e)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration.

(f)	Investment is an unfunded or partially funded commitment.
(g)
Variable rate securities. The effective rate shown is based on the latest available information as of January 31, 2026. Certain variable rate securities are based on a published reference rate and spread. Interest rates for certain variable rate securities are determined by the issuer, or agent, and are based on current market conditions, and these securities do not indicate a reference rate and spread in their description.

(h)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at January 31, 2026.

The following are the details of the restricted securities held by the Fund:

Issuer	Asset	Par/Shares		Cost		Fair Value	Acquisition Date	% of Net Assets
Leveraged Loans
CSafe Global	TL 1L 03/24	48		$61		$66	3/8/2024	0.01%
CSafe Global	TL 1L 03/24 Incremental	343		343		343	3/8/2024	0.06%
CSafe Global	TL 1L DD 03/24	15		15		15	3/8/2024	0.00%
Granicus Inc	TL 1L 01/24	167		166		167	1/17/2024	0.03%
Granicus Inc	TL 1L DD 01/24	25		25		25	1/17/2024	0.00%
Multi-Color Corp	TL 1L B 10/21	134		129		74	3/20/2024	0.01%
SI Group Inc	TL 1L 12/25	1,424		1,282		1,417	12/23/2025	0.26%
Accuride Corp	TL 1L 03/25	3,307		4,373		6,321	3/7/2025	1.18%
Shaw Development LLC	TL 1L 10/23	146		145		145	10/30/2023	0.03%
Discover Financial Services	TL 1L DD 09/24	729		729		729	9/6/2024	0.14%
Navient Corp	TL 06/25 Class B	1,442		1,442		1,443	6/13/2025	0.27%
Navient Corp	TL 06/25 Class C	1,154		1,154		1,155	6/13/2025	0.22%
Encora Digital LLC	TL 1L 12/21	645		637		638	12/20/2021	0.12%
Apex Service Partners LLC	DDTL 1L 09/24	77		77		78	10/24/2023	0.01%
Apex Service Partners LLC	TL 1L 09/24	299		295		302	10/24/2023	0.06%
Apex Service Partners LLC	TL Unsec 10/23	88		87		91	10/24/2023	0.02%
Apex Service Partners LLC	TL Unsec DD 10/23	43		42		44	10/24/2023	0.01%
Service Express Inc	TL 1L A 12/25	205		204		205	12/23/2025	0.04%
Service Express Inc	TL 1L DD 12/25	37		-		-	12/23/2025	0.00%
48Forty Solutions LLC	TL 1L 01/26 (3rd Out)	881		1,826		881	1/14/2026	0.16%
48Forty Solutions LLC	TL 1L 01/26 (Second Out)	690		1,430		690	1/14/2026	0.13%
48Forty Solutions LLC	TL 1L DD 01/26	66		-		-	1/14/2026	0.00%
Arcwood Environmental (fka Heritage Environmental Services Inc)	TL 1L 01/24	164		163		164	1/31/2024	0.03%
Lipari Foods LLC	TL 1L 10/22	750		743		731	10/31/2022	0.14%
Lipari Foods LLC	TL 1L DD 10/22	96		95		94	10/31/2022	0.02%
Zeus Industrial Products Inc	TL 1L 02/24	261		259		249	2/28/2024	0.05%
Zeus Industrial Products Inc	TL 1L DD 02/24	48		24		22	2/28/2024	0.00%
ScionHealth	TL 1L B 12/21	2,358		2,268		779	12/17/2021	0.15%
Affordable Care Inc	TL 1L 08/21	1,624		1,609		1,486	8/2/2021	0.28%
Affordable Care Inc	TL 1L DD 08/21	292		292		267	8/2/2021	0.05%
Affordable Care Inc	TL 1L DD 08/23	316		316		289	7/7/2023	0.05%
Amerivet Partners Management Inc	TL 1L 02/22	1,129		1,119		1,108	2/25/2022	0.21%
Amerivet Partners Management Inc	TL 1L DD 02/22	69		69		67	2/25/2022	0.01%
Amerivet Partners Management Inc	TL 1L DD 11/22	523		523		514	9/29/2023	0.10%
Dental365 LLC	TL 1L 05/24	86		86		86	5/31/2024	0.02%
Dental365 LLC	TL 1L DD 05/24	86		85		86	5/31/2024	0.02%
Dental365 LLC	TL 1L DD 05/24	47		47		47	5/31/2024	0.01%
MB2 Dental Solutions LLC	TL 1L 02/24	301		298		304	2/13/2024	0.06%
MB2 Dental Solutions LLC	TL 1L DD 1 02/24	106		54		56	2/13/2024	0.01%
MB2 Dental Solutions LLC	TL 1L DD 2 02/24	44		43		44	2/13/2024	0.01%
MB2 Dental Solutions LLC	TL Mezz 10/24	602		581		593	11/8/2024	0.11%
SIRVA Worldwide Inc	TL 1L 08/24	269		269		269	8/20/2024	0.05%
SIRVA Worldwide Inc	TL 1L 08/24	1,165		1,145		866	8/20/2024	0.16%
SIRVA Worldwide Inc	TL 1L DD 08/24	1,008		997		1,008	8/22/2024	0.19%
Time Manufacturing Co	TL 1L 06/22	375		397		359	6/24/2022	0.07%
Time Manufacturing Co	TL 1L 12/21	929		921		750	12/1/2021	0.14%
Time Manufacturing Co	TL 1L 12/21	599		671		573	12/1/2021	0.11%
Integrity Marketing Group LLC	TL 1L 08/24	3,310		3,310		3,310	12/3/2021	0.62%
3Pillar Global Inc	TL 1L 11/21	1,877		1,875		1,813	11/23/2021	0.34%
3Pillar Global Inc	TL 1L DD 11/21	604		604		584	11/23/2021	0.11%
Pretium Partners LLC P1	P1 Mezz TL Unsec 08/19	433		427		433	6/10/2024	0.08%
Pretium Partners LLC P2	TL 1L 12/21	3,271		3,212		3,205	12/16/2021	0.60%
Laboratoires Vivacy SAS	TL 1L B 03/23	809		846		921	3/20/2023	0.17%
Laboratoires Vivacy SAS	TL 1L DD 03/23	63		12		9	3/20/2023	0.00%
Alacrity Solutions Group LLC	TL 1L 02/25	1,060		1,240		1,060	2/28/2025	0.20%
Alacrity Solutions Group LLC	TL 1L DD 02/25	674		-		-	2/28/2025	0.00%
Alacrity Solutions Group LLC	TL Mezz 02/25	1,108		1,316		1,108	2/28/2025	0.21%
Opendoor Labs Inc	TL DD 02/25	1,487		991		997	2/25/2025	0.19%
Avenue One PropCo	TL Unsec DD 03/24	8,207		8,207		8,207	3/15/2024	1.53%
Spotless Brands LLC	TL 1L 02/23	152		150		153	2/16/2023	0.03%
Spotless Brands LLC	TL 1L DD 02/23	231		229		233	2/16/2023	0.04%
Civica Group Ltd	TL 1L 08/23	12		8		9	8/29/2023	0.00%
Civica Group Ltd	TL 1L 08/23	222		275		302	8/30/2023	0.06%
Civica Group Ltd	TL 1L DD 08/23	94		55		59	8/30/2023	0.01%

Revolver
CSafe Global	Revolver 1L 03/24	36		12		12	3/8/2024	0.00%
Granicus Inc	Revolver 1L 01/24	23		3		3	1/17/2024	0.00%
Fortna AR LLC	Revolver 1L 01/25	513		342		342	1/24/2025	0.06%
Wood Group Receivables LLC	Revolver 1L 09/25	14,363		6,894		6,863	9/9/2025	1.28%
Apex Service Partners LLC	Revolver 1L 09/24	26		9		9	9/24/2024	0.00%
Service Express Inc	Revolver 1L 12/25	27		1		1	12/23/2025	0.00%
48Forty Solutions LLC	Revolver 1L 01/26	264		-		-	1/14/2026	0.00%
Arcwood Environmental (fka Heritage Environmental Services Inc)	Revolver 1L 01/24	23		-		-	1/31/2024	0.00%
Zeus Industrial Products Inc	Revolver 1L 02/24	36		-		(2)	2/28/2024	0.00%
Affordable Care Inc	Revolver 1L 08/21	177		175		160	8/2/2021	0.03%
Amerivet Partners Management Inc	Revolver 1L 02/22	197		-		(4)	2/25/2022	0.00%
Dental365 LLC	Revolver 1L 05/24	32		3		3	5/31/2024	0.00%
MB2 Dental Solutions LLC	Revolver 1L 02/24	21		7		7	2/13/2024	0.00%
Time Manufacturing Co	Revolver 1L 12/21	154		151		121	12/1/2021	0.02%
3Pillar Global Inc	Revolver 1L 11/21	186		124		118	11/23/2021	0.02%
Alacrity Solutions Group LLC	Revolver 1L 02/25	507		-		-	2/28/2025	0.00%
TPSI Receivables LLC	Revolver 1L 02/25	5,129		1,920		1,934	2/27/2025	0.36%

High Yield Securities
Global Lending Services LLC	12.500% 02/2033	140		140		140	2/5/2025	0.03%
Global Lending Services LLC	12.500% 05/2033	84		84		84	5/5/2025	0.02%
Global Lending Services LLC	12.500% 08/2033	81		81		81	8/5/2025	0.02%
Global Lending Services LLC	12.500% 11/2033	140		140		140	11/5/2025	0.03%
Global Lending Services LLC	12.500% 12/2032	91		91		91	8/5/2024	0.02%
Global Lending Services LLC	12.500% 12/2032	130		130		130	11/5/2024	0.02%
Fire BC SpA	10.000% 02/2028	625		706		764	9/10/2024	0.14%
IQUW UK Ltd	8.807% 01/2035 Senior HoldCo	3,552		3,552		3,622	3/19/2025	0.68%

Asset Backed Securities
Sunrun Bacchus Issuer 2025-1 LLC	SUNRN 2025-1A A2B	8,353		8,336		8,324	7/24/2025	1.55%
Unison Trust 2025-1	UNSN 2025-1 A	7,458		6,886		7,054	6/5/2025	1.32%
Unlock HEA Trust 2025-3	UNLOK 2025-3 A	13,117		13,091		13,000	12/18/2025	2.42%
Unlock HEA Trust 2025-3	UNLOK 2025-3 B	3,307		3,248		3,235	12/18/2025	0.60%
Grayrock Fund IV Abs Issuer LLC	Grayrock 2026-1 Class A	13,051		13,051		13,051	12/29/2025	2.43%
Grayrock Fund IV Abs Issuer LLC	Grayrock 2026-1 Class B	3,056		3,056		3,056	12/29/2025	0.57%
MEMIC Insurance	MEMIC Surplus Note	5,874		5,874		5,875	12/3/2025	1.10%
SunStrong Issuer 2025-1 LLC	STRONG 2025-1 A2	8,141		8,017		8,068	9/19/2025	1.50%

Equity & Other Investments
Altitude II	Private Equity	662,907		663		720	12/15/2022	0.13%
Ultra Electronics Holdings Ltd	Private Equity	43,729		-		85	9/8/2022	0.02%
Ultra Electronics Holdings Ltd	Private Equity	13,548,132		135		264	8/2/2022	0.05%
Belk Inc	Common Stock	9,586		149		280	7/22/2024	0.05%
SI Group Inc	Common Stock	50,524		5,921		615	12/23/2025	0.11%
Yak Access LLC	Common Stock	11,000		-		1	3/10/2023	0.00%
Auxilior Capital Partners Inc	14.500% 04/2030 Pref Equity	1		100		101	4/30/2024	0.02%
Discover Financial Services	Private Equity	397,749		398		413	10/4/2024	0.08%
Global Lending Services LLC	Private Equity	166,608		167		265	8/5/2024	0.05%
Newday Group Jersey Ltd	Private Equity	18,187,467		24,258		25,088	9/29/2025	4.68%
SunPower Financial	Private Equity	26,463		26		29	6/7/2023	0.01%
Santander Consumer Bank AS	Private Equity	132,701,327		13,297		14,132	9/29/2025	2.63%
Kestra Financial Inc	12.000% 12/2031 Pref Equity	123		123		123	2/3/2025	0.02%
Foresight Energy LLC	Common Stock	17,979		205		124	6/30/2020	0.02%
Magna Legal Services LLC	Common Stock	618		62		120	11/22/2022	0.02%
48Forty Solutions LLC	Common Stock	440		43		20	1/14/2026	0.00%
48Forty Solutions LLC	Preferred Stock	440		4,904		2,351	1/14/2026	0.44%
Lipari Foods LLC	Common Stock	63,958		64		27	12/30/2022	0.01%
Affordable Care Inc	11.750% 12/2069 Pref Equity	677,000		664		254	8/2/2021	0.05%
Amerivet Partners Management Inc	11.500% 12/2059 Pref Equity	298		289		130	2/25/2022	0.02%
MB2 Dental Solutions LLC	Warrants 08/15/2031	21,438		10		8	11/14/2024	0.00%
Muskoka JV LLC	Private Equity	5,000		5,000		4,895	1/28/2026	0.91%
SIRVA Worldwide Inc	Common Stock (Class A)	2,131		6		-	8/20/2024	0.00%
SIRVA Worldwide Inc	Common Stock (Class B)	1,646		2		-	8/20/2024	0.00%
SIRVA Worldwide Inc	15.250% 08/2030 Pref Equity (Class A)	490		486		-	8/20/2024	0.00%
SIRVA Worldwide Inc	15.250% 08/2030 Pref Equity (Class B)	15		7		-	8/20/2024	0.00%
Pretium Partners LLC P2	Private Equity	1,635,306		1,603		1,825	12/16/2021	0.34%
Alacrity Solutions Group LLC	Common Stock	630		699		-	2/28/2025	0.00%
Alacrity Solutions Group LLC	8.000% Perp Pref Equity	674		812		280	2/28/2025	0.05%
Avenue One PropCo	Private Equity	2,491,775		2,492		1,496	3/15/2024	0.28%
TDC LLP	8.000% 06/2049 Pref Equity	259,636		334		354	11/28/2023	0.07%
TDC LLP	Private Equity	9,901		12		13	6/29/2023	0.00%
Total			$	$ 189,348	$	$ 178,338